ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2018
Acquisition-date fair value of total consideration transferred [abstract]
Schedule of allocated purchase price
Assets	Allocation
Land	$484,507
Residential Buildings	571,000
Greenhouses and Equipment	4,215,192
Plant and Equipment	2,115,301
Vehicles	114,000
Total of assets at fair value	$7,500,000

Schedule of consideration of the acquisition.
Cash Consideration	$6,500,000
Promissory note (a)	1,000,000
Total	$7,500,000

Schedule of continuity of the promissory note
	December 31, 2018	December 31, 2017
Carrying amount, January 1	$1,000,000	$-
Issuance of promissory note	-	1,000,000
Repayment of promissory note	(200,000)	-
Carrying amount	$800,000	$1,000,000
less: Current portion of promissory note	(200,000)	(200,000)
Non-Current portion of promissory note	$600,000	$800,000